Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We currently maintain the Sitio LTIP, pursuant to which certain equity awards for 2024 were granted. The Sitio LTIP is intended to promote our long-term success and increase long-term stockholder value by attracting, motivating, and aligning the interests of our independent directors, officers, and other employees with those of our stockholders. The Sitio LTIP provides for the grant, from time to time, at the discretion of the Board or a committee thereof, of stock options, stock appreciation rights, restricted stock, RSUs, bonus stock awards, dividend equivalents, other stock-based awards, cash awards, substitute awards, and performance awards. Long-term incentive awards are granted with the intention of fostering a long-term view of the business, retaining and rewarding grantees for their efforts and achievements, and providing management with an ownership interest to help further align their actions with the interests of the stockholders. We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2024.
Award Timing Method	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2024.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2024.
MNPI Disclosure Timed for Compensation Value	false